DIRECT HOSPITALITY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Employee compensation and benefits	$370	$318	$287
Cost of food, beverage, and retail goods sold	294	273	243
Maintenance and utilities	155	175	127
Marketing and advertising	71	75	55
Other	329	395	367
Total direct hospitality expense	$1,219	$1,236	$1,079